Expense Example {- Fidelity Small Cap Value Fund} - 07.31 Fidelity Small Cap Value Fund AMCIZ PRO-15 - Fidelity Small Cap Value Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Small Cap Value Fund: Class A
Expense Example:
1 year	$ 694
3 years	946
5 years	1,217
10 years	1,989
Fidelity Advisor Small Cap Value Fund: Class M
Expense Example:
1 year	496
3 years	805
5 years	1,135
10 years	2,067
Fidelity Advisor Small Cap Value Fund: Class C
Expense Example:
1 year	304
3 years	630
5 years	1,083
10 years	2,139
Fidelity Advisor Small Cap Value Fund: Class I
Expense Example:
1 year	100
3 years	312
5 years	542
10 years	1,201
Fidelity Advisor Small Cap Value Fund: Class Z
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049